Document and Entity Information	9 Months Ended
Mar. 31, 2021
Document and Entity Information
Document Type	S-4
Entity Registrant Name	Lifesci Acquisition II Corp.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001819113
Amendment Flag	false